Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Non-controlling interests

27. Non-controlling interests

Non-controlling interests include the net amount of the equity of subsidiaries attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion attributed to them of profit for the year.

a)   Breakdown

The breakdown by subsidiary of Equity - Non-controlling interests is as follows:

	12/31/2019	12/31/2020

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	27	23
Other	13	14
	40	37
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—

b)   Changes

The changes in Non-controlling interests are summarized as follows:

	2019	2020

Beginning balance	32	40
Profit for the year attributable to non-controlling interests	—	—
Other	8	(3)
Balance at year-end	40	37

The foregoing changes are shown in the consolidated statement of changes in equity.